DEBT - Summary of Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2021	$ 87,831
2022	89,331
2023	307,446
2024	273,065
2025	296,349
Thereafter	0
Total	1,054,022	$ 1,122,148
Deferred charges	(8,539)	(8,278)	$ (3,634)
Long term debt	$ 1,045,483	$ 1,113,870	$ 1,349,042